Annual Total Returns - Fidelity Advisor Freedom® 2040 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® 2040 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Class Z6
Bar Chart Table:
Annual Return 2018	(8.07%)
Annual Return 2019	26.99%
Annual Return 2020	17.70%
Annual Return 2021	16.25%